Financial risks (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	1.00%
Effect of variance on net financial expenses	$ 1.5	$ 1.1
Foreign exchange risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	5.00%
Effect of variance on net earnings	$ 1.4	$ 1.8
Other price risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance on net earnings	$ 0.1	$ 2.5
Effect of variance on other comprehensive income	1.6	8.2
Credit risk [Member]
Disclosure of Financial Risks [Line Items]
Expected credit loss	$ 16.9	$ 13.4